Non-trading securities - Fair Value and Unrealized Losses of Non-Trading Securities (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 32,414	¥ 62,611
Less than 12 months, Gross unrealized losses	330	216
More than 12 months, Fair value	13,127	2,294
More than 12 months, Gross unrealized losses	31	4
Total, Fair value	45,541	64,905
Total, Gross unrealized losses	361	220
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	17,536	54,007
Less than 12 months, Gross unrealized losses	5	82
More than 12 months, Fair value	13,127	2,294
More than 12 months, Gross unrealized losses	31	4
Total, Fair value	30,663	56,301
Total, Gross unrealized losses	36	86
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	12,814	8,106
Less than 12 months, Gross unrealized losses	¥ 95	¥ 91
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	¥ 12,814	¥ 8,106
Total, Gross unrealized losses	95	91
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	2,064	498
Less than 12 months, Gross unrealized losses	¥ 230	¥ 43
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	¥ 2,064	¥ 498
Total, Gross unrealized losses	¥ 230	¥ 43